Related-Party Transactions	12 Months Ended
Dec. 31, 2013
Related-Party Transactions
Related-Party Transactions

10. RELATED-PARTY TRANSACTIONS

        The Company has consulting agreements with two founding scientists and shareholders, under which $90,000 and $65,750 was paid in 2012 and 2013, respectively. The consulting agreements are currently ongoing and can be terminated with 30 days' notice.